Commitments and Credit Risk (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Outstanding commitments to originate loans
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	$ 4,457,514	$ 3,493,500
Outstanding commitments to originate loans | Fixed Income Interest Rate
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	$ 3,744,574	2,702,000
Outstanding commitments to originate loans | Fixed Income Interest Rate | Minimum
Commitments and Contingencies Disclosure [Line Items]
Loan commitments, fixed rate of interest	2.875%
Outstanding commitments to originate loans | Fixed Income Interest Rate | Maximum
Commitments and Contingencies Disclosure [Line Items]
Loan commitments, fixed rate of interest	6.25%
Standby Letters of Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	$ 110,000	255,340
Unused lines of Credit | Commercial lines
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	21,753,180	21,498,070
Unused lines of Credit | Open-ended consumer lines
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	$ 10,785,989	$ 9,742,393